Marketable Securities: (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 180,986		$ 175,541
Dispositions, at cost	(96)	$ 0
Realized gain	(60)	0
Impairment loss		(46,629)
Increase in market value	348,435	52,074
Fair value at balance sheet date	$ 529,265	$ 180,986